Financial assets at fair value through other comprehensive income - Equity instruments FVOCI (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	$ 1,984,994	$ 188,301
Compensadora Electrnica S a [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	891,784	181
Mercado Abierto Electrnico S a [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	511,816	59
Banco Latinoaméricano de Exportaciones S.A. [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	404,468	180,694
Seguro De Dpositos S a [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	144,254	268
Others [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	32,672	7,099
TOTAL [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	$ 1,984,994	$ 188,301